Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $1.00 par value
Amount Registered | shares	2,085
Maximum Aggregate Offering Price	$ 401,445.9
Carry Forward Form Type	S-3
Carry Forward File Number	333-273671
Carry Forward Initial Effective Date	Aug. 03, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 44.24
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. (2) Pursuant to Rule 415(a)(6) under the Securities Act, this registration statement carries over 2,085 unsold shares of common stock (the "Unsold Securities") of the 3,899 shares of common stock previously covered by our registration statement on Form S-3 (File No. 333-273671) (the “2023 Registration Statement”). Pursuant to Rule 415(a)(6) under the Securities Act, (i) the registration fee applicable to the Unsold Securities is being carried forward to this registration statement and will continue to be applied to the Unsold Securities, and (ii) the offering of unsold securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of the registration statement on Form S-3 to which this exhibit relates.